Fair Value Measurements - Components of Long-Term Debt Including Associated Interest Rates and Related Fair Values (Detail) - USD ($)	Dec. 31, 2016	May 31, 2016	Dec. 31, 2015	Oct. 19, 2015	Nov. 16, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Face Value	$ 2,486,700,000		$ 2,138,112,000
Senior Notes | 6.375% Senior Secured Notes Due 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Face Value	$ 707,772,000		904,818,000
Stated Interest Rate	6.375%				6.375%
Senior Notes | 8.75% Senior Notes Due 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Face Value	$ 920,795,000		918,168,000
Stated Interest Rate	8.75%				8.75%
Senior Notes | 8.875% Senior Secured Notes Due 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Face Value	$ 266,137,000		295,126,000
Stated Interest Rate	8.875%			8.875%
Senior Notes | 7.875% Senior Secured Notes Due 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Face Value	$ 591,996,000
Stated Interest Rate	7.875%	7.875%
Fair Value, Inputs, Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Face Value	$ 2,519,465,000		2,155,000,000
Estimated Fair Value	2,625,570,000		1,932,990,000
Fair Value, Inputs, Level 2 | Senior Notes | 6.375% Senior Secured Notes Due 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Face Value	719,465,000		925,000,000
Estimated Fair Value	743,783,000		879,906,000
Fair Value, Inputs, Level 2 | Senior Notes | 8.75% Senior Notes Due 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Face Value	930,000,000		930,000,000
Estimated Fair Value	946,275,000		756,788,000
Fair Value, Inputs, Level 2 | Senior Notes | 8.875% Senior Secured Notes Due 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Face Value	270,000,000		300,000,000
Estimated Fair Value	280,372,000		296,296,000
Fair Value, Inputs, Level 2 | Senior Notes | 7.875% Senior Secured Notes Due 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Face Value	600,000,000		0
Estimated Fair Value	$ 655,140,000		$ 0